Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 144,612,500.00
Previously Paid Amount	17,985.80
Total Fee Amount	19,970.99
Total Offset Amount	0.00
Net Fee	$ 1,985.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A